RELATED PARTIES - Key Management Personnel Compensation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party [Abstract]
Short-term employee benefits	$ 16	$ 12
Share-based compensation and other	13	34
Total compensation of key management	$ 29	$ 46